Provisions - Additional Information (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2019 JPY (¥) year	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)
Provisions [abstract]
Current portion of provision	¥ 392,733	¥ 132,781	¥ 135,796
Non-current portion of provision	¥ 35,364	28,042	38,108
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring - term of payments | year	3
Expense of restructuring activities	¥ 81,520	¥ 30,130	¥ 51,172
Personnel costs
Schedule Of Restructuring And Related Costs [Line Items]
Expense of restructuring activities	¥ 20,754